Fair Values of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Prepaid expenses and Other current assets USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other current liabilities USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other long-term liabilities USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)
Derivative financial instruments designated as hedging instruments
Derivative assets																												$ 831	¥ 68,340	¥ 130,322	$ 87	¥ 7,166	¥ 55,794	$ 744	¥ 61,174	¥ 74,528
Derivative liabilities																												(29)	(2,363)	(8,598)							(25)	(2,060)	(7,410)	(4)	(303)	(1,188)
Undesignated derivative financial instruments
Derivative assets	2,672	219,625	284,365	754	61,983	99,093	1,918	157,642	185,272							116	9,531	2,619	116	9,531	2,619
Derivative liabilities	$ (1,935)	¥ (159,004)	¥ (197,396)							$ (467)	¥ (38,338)	¥ (64,611)	$ (1,468)	¥ (120,666)	¥ (132,785)	$ (265)	¥ (21,806)	¥ (14,277)				$ (264)	¥ (21,736)	¥ (14,202)	$ (1)	¥ (70)	¥ (75)